Financial instruments and management of financial risks - Liquidity risk (Details) $ in Millions	Dec. 31, 2022 USD ($)
Liquidity risk
Total	$ 1,724
Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	399
Due to affiliated companies
Liquidity risk
Contractual maturities, non-derivative liabilities	111
Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	972
Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	284
2023
Liquidity risk
Total	554
2023 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	321
2023 | Due to affiliated companies
Liquidity risk
Contractual maturities, non-derivative liabilities	111
2023 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	73
2023 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	68
2024
Liquidity risk
Total	160
2024 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	40
2024 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	78
2024 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	58
2025
Liquidity risk
Total	123
2025 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	7
2025 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	76
2025 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	47
2026
Liquidity risk
Total	121
2026 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	7
2026 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	74
2026 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	40
2027
Liquidity risk
Total	102
2027 | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	6
2027 | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	72
2027 | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	24
Thereafter
Liquidity risk
Total	664
Thereafter | Non- interest bearing financial liabilities
Liquidity risk
Contractual maturities, non-derivative liabilities	18
Thereafter | Long-term debt excluding leases
Liquidity risk
Contractual maturities, non-derivative liabilities	599
Thereafter | Leases
Liquidity risk
Contractual maturities, non-derivative liabilities	47
Currency swap agreement amounts to be exchanged | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (Receive)	(505)
Amounts to be exchanged, Pay	463
Currency swap agreement amounts to be exchanged | 2023 | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (Receive)	(145)
Amounts to be exchanged, Pay	126
Currency swap agreement amounts to be exchanged | 2024 | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (Receive)	(39)
Amounts to be exchanged, Pay	23
Currency swap agreement amounts to be exchanged | 2025 | Currency swap agreement amounts to be exchanged
Liquidity risk
Amounts to be exchanged, (Receive)	(321)
Amounts to be exchanged, Pay	$ 314